NET FINANCE COST (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Interest expense
Interest expense on interest bearing debt	$ (11.4)	$ (14.5)
Interest expense on lease liabilities	(9.6)	(7.2)
Interest expense related to pension liabilities	(0.3)	(0.1)
Other interest expense	(3.6)	(0.2)
Total interest expense	(24.9)	(22.0)
Foreign currency exchange (losses)/gains, net & other finance costs
Exchange rate (losses)/gains	(6.5)	5.9
Other finance cost	(1.3)	(2.0)
Total Finance cost	7.8	(3.9)
Loss on debt extinguishment	(50.5)	0.0
Interest income	2.7	1.5
Net finance cost	$ (80.5)	$ (16.6)